Form N-PX

Annual Report of Proxy Voting Record of

The Ehrenkrantz Trust

Investment Company Act File No: 811-04938

Registrant

The Ehrenkrantz Trust

410 Park Ave., 7th Floor

New York, NY 10022

Agent for Service

Joan King

410 Park Ave., 7th Floor

New York, NY 10022

(212)786-0973

Date of Reporting Period: July 1, 2003 to June 30, 2004

Management Registrant

Proposal Proposed by Voted Voted

Bristol-Myers Squibb Co.

CUSIP: 110122108 Ticker: BMY

Annual General Meeting: May 4, 2004

1 Elect 3 Directors Management For For

2 Ratify Auditor 2004

Pricewaterhouse Management For For

3 Publication of

Political Contrib. Stockholder Against Abstain

4 Prohibition of

Political Contrib. Stockholder Against Abstain

5 Separation of CHM

and CEO Stockholder Against Abstain

6 HIV/AIDS-TB Stockholder Against Abstain

7 Directors Vote

Threshold Stockholder Against Abstain

Charter Communications, Inc.

CUSIP: 16117M107 Ticker: CHTR

Annual General Meeting: July 23, 2003

1 Elect 1 Cl A Dir Management For For

Elect 8 Cl B Dir Management For For

2 Amend Stock Incentive

Plan-Shares Management For For

3 Amend Stock Incentive

Plan-Price Management For For

4 Ratify appt-KPMG Management For For

Corning, Inc.

CUSIP: 219350105 Ticker: GLW

Annual General Meeting: April 29, 2004

1 Elect 5 Directors Management For For

2 Ratify auditor-

Pricewaterhouse Management For For

3 S/H approval of future

severance agreements Stockholder Against For

The DIRECTV Group, Inc.

CUSIP: 25459L106 Ticker: DTV

Annual General Meeting: June 2, 2004

1 Elect 3 Directors Management For For

2 Approve Equity-based

compensation Management For For

3 Approve Cash-based

incentive payments Management For For

4 Ratify auditor -

Deloitte & Touche Management For For

Nortel Networks Corp.

CUSIP: 656566102 Ticker: NT

Annual General Meeting: No notice received

Pfizer Incorporated

CUSIP: 717081103 Ticker: PFE

Annual General Meeting: April 22, 2004

1 Elect 15 Directors Management For For

2 Approve auditor

KPMG LLP 2004 Management For For

3 Approve 2004 Stock Plan Management For For

4 Request review of economic

effects of HIV/AIDS, etc.

on Co's Business Strategy Stockholder Against Against

5 Prevention of Political

Contributions Stockholder Against Abstain

6 Report on Corporate

Resources Devoted to

To Supporting Political

Entities or Candidates Stockholder Against Against

7 Impose Term Limits on

Directors Stockholder Against Against

8 Request Report on Increasing

Access to Co's Products Stockholder Against Against

9 Issuance of Stock Options

to Executive Officers Stockholder Against Against

10 Use of In Vitro Testing

in Place of Animal Testing Stockholder Against Against

Schering Plough Corporation

CUSIP: 806605101 Ticker: SGP

Annual General Meeting: April 27, 2004

1 Elect 4 Directors Management For For

2 Ratify auditor -

Delioitte & Touche Management For For

3 Approve Incentive Plan

for Operations Management

Team Management For For

Sirna Therapeutics, Inc.

CUSIP: 829869100 Ticker: RNAI

1 Elect 2 Directors Management For For

2 Approve amended 2001

Stock Option Plan Management For For

3 Ratify auditor -

Ernst & Young LLP Management For For

Sun Microsystems, Inc.

CUSIP: 866810104 Ticker: SUNW

Annual General Meeting: November 13, 2003

1 Elect 9 Directors Management For For

2 Approve Amendments to

1990 Employee Stock Option

Plan Management For For

3 Ratify auditor -

Ernst & Young LLP Management For For

4 Implement Principles

For Rights of Workers

In China Stockholder Against Against

Touch America Holdings, Inc.

CUSIP: 891539108 Ticker: TCAHQ

Annual General Meeting: No information received

Vishay Intertechnology, Inc.

CUSIP: 928298108 Ticker: FSH

Annual General Meeting: May 12, 2004

1 Elect 4 Directors Management For For

2 Ratify auditor -

Ernst & Young LLP Management For For

3 Approve amended Vishay

Cash Bonus Management For For

4 Approve amended Sr.

Exec Phantom Stock Plan Management For For

Walgreen Company

CUSIP: 931422109 Ticker: WAG

Annual General Meeting: January 14, 2004

1 Elect 10 Directors Management For For

2 Approve amended Nonemployee

Director Stock Plan Management For For

Young Broadcasting, Inc.

CUSIP: 987434107 Ticker: YBTVA

Annual General Meeting: May 4, 2004

1 Elect 9 Directors Management For For

2 Approve Equity Incentive

Plan Management For For

3 Approve Nonemployee

Dir Deferred Stock Plan Management For For

4 Approve increase of

shares - 2001 Stock Purchase

Plan Management For For

5 Ratify auditor -

Ernst & Young LLP Management For For

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ehrenkrantz Trust

By: /s/ Irwin Nussbaum

Irwin Nussbaum

President

By: /s/ Joan King

Joan King

Vice-President, Secretary and Treasurer